Note 6 - Income Tax Provision: Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(34.00%)	(34.00%)
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%